BASIS OF PRESENTATION AND LIQUIDITY (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Parent	Dec. 31, 2012 Parent	Mar. 21, 2013 Parent	Mar. 21, 2013 One-for-Three Reverse Share Split	Mar. 21, 2013 Previously reported	Aug. 31, 2012 IPTV operations	Aug. 31, 2012 IPTV operations UTStarcom Hong Kong Holdings Ltd. Convertible Bond
Divestitures
Amount of consideration paid by the Company upon divestiture								$ 30.0
Amount invested									$ 20.0
Authorized share capital (in shares)	250,000,000	250,000,000	750,000,000	750,000,000	750,000,000	250,000,000	750,000,000
Par value of shares (in dollars per share)	$ 0.00375	$ 0.00375	$ 0.00125	$ 0.00125	$ 0.00125	$ 0.00375	$ 0.00125
Reverse share split ratio	0.33	0.33	0.33	0.33		0.33